FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 690	$ 18,000
Available-for-sale investments - current		18,000
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	10,137	3,133
Money market funds	304,335
Short-term investments	690
Available-for-sale investments - non-current	70,374	1,249
Available-for-sale investments - current		18,000
2017 Convertible Notes	(636,716)	(726,950)
Share appreciation rights	(106)
Total liabilities, net, at fair value	(251,286)	(704,568)
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	10,137	3,133
Money market funds	304,335
Short-term investments	690
Available-for-sale investments - non-current	0	0
Available-for-sale investments - current		0
2017 Convertible Notes	0	0
Share appreciation rights	(106)
Total liabilities, net, at fair value	315,056	3,133
Fair Value, Measurements, Recurring | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Money market funds	0
Short-term investments	0
Available-for-sale investments - non-current	0	0
Available-for-sale investments - current		0
2017 Convertible Notes	0	0
Share appreciation rights	0
Total liabilities, net, at fair value	0	0
Fair Value, Measurements, Recurring | Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0
Money market funds	0
Short-term investments	0
Available-for-sale investments - non-current	70,374	1,249
Available-for-sale investments - current		18,000
2017 Convertible Notes	(636,716)	(726,950)
Total liabilities, net, at fair value	$ (566,342)	$ (707,701)